Lease - Right of use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	R 12,629	R 12,903
Additions to right-of-use assets	1,378	1,577
Modifications and reassessments	350	(22)
Reclassification to assets held for sale	(111)	(109)
Translation of foreign operations	877	532
Terminations	(542)	(41)
Current year depreciation charge	(2,350)	(2,220)
Reversal of impairment of right of use assets		9
Impairment of right of use assets	(546)
Carrying amount at end of year	11,685	12,629
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	217	241
Additions to right-of-use assets	1	1
Modifications and reassessments	(2)
Reclassification to assets held for sale		(28)
Translation of foreign operations	21	11
Current year depreciation charge	(11)	(11)
Reversal of impairment of right of use assets		3
Impairment of right of use assets	(99)
Carrying amount at end of year	127	217
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	5,180	5,153
Additions to right-of-use assets	410	674
Modifications and reassessments	28	(5)
Reclassification to assets held for sale	(65)	(42)
Translation of foreign operations	185	70
Terminations	(14)	(17)
Current year depreciation charge	(647)	(655)
Reversal of impairment of right of use assets		2
Impairment of right of use assets	(365)
Carrying amount at end of year	4,712	5,180
Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	7,231	7,508
Additions to right-of-use assets	967	900
Modifications and reassessments	324	(17)
Reclassification to assets held for sale	(46)	(39)
Translation of foreign operations	671	451
Terminations	(528)	(24)
Current year depreciation charge	(1,692)	(1,552)
Reversal of impairment of right of use assets		4
Impairment of right of use assets	(82)
Carrying amount at end of year	6,845	7,231
Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	1	1
Additions to right-of-use assets		2
Current year depreciation charge		(2)
Carrying amount at end of year	1	1
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	19,766	18,705
Carrying amount at end of year	21,775	19,766
Cost | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	301	549
Carrying amount at end of year	333	301
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	7,616	7,389
Carrying amount at end of year	8,264	7,616
Cost | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	11,842	10,763
Carrying amount at end of year	13,174	11,842
Cost | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	7	4
Carrying amount at end of year	4	7
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(7,137)	(5,802)
Carrying amount at end of year	(10,090)	(7,137)
Accumulated depreciation and impairment | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(84)	(308)
Carrying amount at end of year	(206)	(84)
Accumulated depreciation and impairment | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(2,436)	(2,236)
Carrying amount at end of year	(3,552)	(2,436)
Accumulated depreciation and impairment | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(4,611)	(3,255)
Carrying amount at end of year	(6,329)	(4,611)
Accumulated depreciation and impairment | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(6)	(3)
Carrying amount at end of year	R (3)	R (6)